Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	92.20%
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.90%
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)